Taxes (Summary Of Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Current:
U.S. federal	$ 5,611	$ 4,596	$ 4,600
U.S. state and local	622	743	637
International	1,766	1,403	1,466
Total current tax provision	7,999	6,742	6,703
Deferred:
U.S. federal	38	1,444	818
U.S. state and local	(8)	57	39
International	(48)	(299)	19
Total deferred tax provision	(18)	1,202	876
Total provision for income taxes	$ 7,981	$ 7,944	$ 7,579